Project Financing Package - Reconciliation of the Gold Stream derivative liability (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Reconciliation of the Gold Stream derivative liability
Balance at the beginning	$ 183,778
Proceeds from Gold Stream				$ 50,000,000
Balance at the end	611,067		$ 183,778
Gold Stream derivative liability
Reconciliation of the Gold Stream derivative liability
Balance at the beginning	63,886
Proceeds from Gold Stream	206,876	$ 150,000	71,623
Change in fair value of derivative liability	151,140		(7,737)
Balance at the end	$ 421,902		$ 63,886